Business segment information - Schedule of certain information regarding the bank's operations by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Reporting Segment [Line Items]
Interest income	$ 679,260	$ 332,621	$ 140,883
Interest expense	(446,077)	(184,610)	(54,101)
Inter-segment net interest income	0	0	0
Net interest income	233,183	148,011	86,782
Other income (expense), net	32,936	18,661	17,424
Total revenues	266,119	166,672	104,206
Provision for credit losses	(27,463)	(19,521)	(2,328)
Gain on non-financial assets, net			742
Operating expenses	(72,498)	(55,111)	(39,923)
Segment profit (loss)	166,158	92,040	62,697
Segment assets	10,743,792	9,283,910	8,038,111
Total liabilities	9,539,968	8,214,563	7,046,321
Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	166,158	92,040	62,697
Segment assets	10,729,764	9,277,293	8,029,693
Total liabilities	9,486,234	8,187,752	7,031,960
Commercial
Disclosure of Reporting Segment [Line Items]
Interest income	566,212	289,785	129,758
Interest expense	(467)	(463)	(648)
Inter-segment net interest income	(361,997)	(155,968)	(45,318)
Net interest income	203,748	133,354	83,792
Other income (expense), net	33,792	20,809	19,188
Total revenues	237,540	154,163	102,980
Provision for credit losses	(26,785)	(13,376)	(1,050)
Gain on non-financial assets, net			742
Operating expenses	(57,324)	(43,156)	(30,751)
Commercial | Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	153,431	97,631	71,921
Segment assets	7,498,230	6,940,335	5,931,201
Total liabilities	279,853	180,369	219,505
Treasury
Disclosure of Reporting Segment [Line Items]
Interest income	113,048	42,836	11,125
Interest expense	(445,610)	(184,147)	(53,453)
Inter-segment net interest income	361,997	155,968	45,318
Net interest income	29,435	14,657	2,990
Other income (expense), net	(856)	(2,148)	(1,764)
Total revenues	28,579	12,509	1,226
Provision for credit losses	(678)	(6,145)	(1,278)
Gain on non-financial assets, net			0
Operating expenses	(15,174)	(11,955)	(9,172)
Treasury | Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	12,727	(5,591)	(9,224)
Segment assets	3,231,534	2,336,958	2,098,492
Total liabilities	$ 9,206,381	$ 8,007,383	$ 6,812,455